Transaction with non-controlling interests	12 Months Ended
Mar. 31, 2021
Transaction With non controlling Interests [Abstract]
Transaction with non-controlling interests
(b)	Transaction with non-controlling interests
(i) Acquisition of additional interest
ReNew Akshay Urja Limited
On 25 September 2020, the Group acquired an additional 44% interest in the voting shares of Renew Akshay Urja Limited, increasing its ownership interest to 100%. Cash consideration of INR 1515 was paid to the non-controlling
shareholders.
The carrying value of the net assets of Renew Akshay Urja Limited was INR 2,976. The carrying value of the additional interest acquired at the date of acquisition was INR 1,591.
ReNew Solar Energy (Karnataka) Private Limited
On 19 June 2019, the Group acquired an additional 49% interest in the voting shares of ReNew Solar Energy (Karnataka) Private Limited, increasing its ownership interest to 100%. Cash consideration of INR 561 was paid to the non-controlling
shareholders. The carrying value of the net assets of ReNew Solar Energy (Karnataka) Private Limited (excluding goodwill on the original acquisition) was INR 687. The carrying value of the additional interest acquired at the date of acquisition was INR 418.

	For the year ended 31 March 2021	For the year ended 31 March 2020
Particulars	ReNew Akshay Urja Limited	ReNew Solar Energy (Karnataka) Private
Date of transaction with non-controlling interests	25 September 2020	19 June 2019
Segment	Solar power	Solar power
Change in interest (%)	44.00%	49.00%

Non-controlling interest acquired	1,593	418
Cash consideration paid to non-controlling shareholders	1,515	561

Difference recognised in capital reserve within equity	78	(143)

There are other insignificant acquisitions of
non-controlling
interest amounting to INR 29 for the year ended 31 March 2021 (31 March 2020: INR 82, 31 March 2019: INR Nil)
(ii) Change in interest without loss of control
On 28 March 2020, the Group entered into a transaction with GS Engineering & Construction Corp to issue equity equivalent to 49% interest in the voting shares of ReNew Solar Energy (Jharkhand Three) Private Limited, decreasing its ownership interest to 51%. Cash consideration of INR 832 was received from the non-controlling
shareholders. The carrying value of the net assets of ReNew Solar Energy (Jharkhand Three) Private Limited was INR 601.

On 4 March 2020, the Group entered into a transaction with investors to issue 98.61% interest in the voting shares of ReNew Surya Mitra Private Limited, decreasing its ownership interest to 1.39%. Cash consideration of INR 14 was received from the non-controlling
shareholders
.
The carrying value of the net assets of ReNew Surya Mitra Private Limited was INR (0). Following is a schedule of change in interest without loss of control:

	For the year ended 31 March 2020
Particulars	ReNew Solar Energy (Jharkhand Three) Private Limited	ReNew Surya Mitra Private Limited
Date of transaction with non-controlling interests	28 March 2020	4 March 2020
Segment	Solar power	Solar power
Change in interest (%)	49.00%	98.61%
Recognised in non-controlling interests	827	14
Cash consideration received from non-controlling shareholders	832	14

Difference recognised in retained earnings within equity	5	—

There are other insignificant additions to
non-controlling
interest amounting to INR 8 for the year ended 31 March 2021 (31 March 2020: INR 6, 31 March 2019: INR Nil).